Fair Value Measurements - Summary of Fair Value Measurements, Recurring and Nonrecurring (Detail)	Sep. 30, 2021 USD ($)
Marketable Securities Held In Trust Account [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 250,003,042